SUBSEQUENT EVENTS (Details Textual)		1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 10, 2015 USD ($)	May 31, 2016 USD ($)	Apr. 30, 2016 USD ($) shares	Apr. 22, 2016 USD ($)	Mar. 24, 2016 USD ($) $ / shares	Nov. 23, 2015 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Mar. 17, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Units							$ 861,790
Proceeds from Lines of Credit	$ 1,000,000					$ 1,000,000	250,000	$ 0	$ 1,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 5,000,000	$ 5,000,000			$ 5,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 4.00	$ 4.00		$ 4.00
Line of Credit Increment Amount										$ 500,000
Line of Credit Facility, Current Borrowing Capacity						$ 1,000,000	$ 1,500,000		$ 1,000,000
Previously Credit Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit					$ 250,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Increment Amount				$ 500,000		$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Units							$ 686,900
Stock And Warrants Issued | shares							171,725
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 4.00
Debt Instrument, Convertible, Number of Equity Instruments					125,000
Warrants Issuable to Purchase Shares of Common Stock | shares			1,111,111
Debt Conversion Convertible Instrument Shares Issuable | shares			421,972
Line of Credit Facility, Remaining Borrowing Capacity			$ 3,500,000
Stock Issuable Upon Exchange of Warrants | shares			486,111
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Stock And Warrants Issued | shares							7,500
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Current Borrowing Capacity			$ 5,000,000
Proceeds from Issuance Initial Public Offering			$ 5,000,000
Subsequent Event [Member] | Previously Credit Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit		$ 250,000		250,000	$ 250,000
Subsequent Event [Member] | Previously Credit Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,500,000